Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Banking Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Banking Fund
Average Annual Return, Percent	23.74%	11.69%	8.98%
Basic Materials | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Basic Materials Fund
Average Annual Return, Percent	32.89%	9.42%	11.58%
Biotechnology Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Biotechnology Fund
Average Annual Return, Percent	30.12%	3.55%	5.42%
Consumer Products Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Consumer Products Fund
Average Annual Return, Percent	(3.52%)	1.32%	3.80%
Electronics Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Electronics Fund
Average Annual Return, Percent	41.49%	18.80%	23.66%
Energy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Energy Fund
Average Annual Return, Percent	7.51%	19.52%	4.64%
Energy Services Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Energy Services Fund
Average Annual Return, Percent	1.74%	10.39%	(5.65%)
Financial Services Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Financial Services Fund
Average Annual Return, Percent	10.76%	11.31%	9.88%
Health Care Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Health Care Fund
Average Annual Return, Percent	14.07%	4.64%	7.44%
Internet Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Internet Fund
Average Annual Return, Percent	18.50%	2.54%	11.93%
Leisure Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Leisure Fund
Average Annual Return, Percent	8.47%	2.50%	7.27%
Precious Metals Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Precious Metals Fund
Average Annual Return, Percent	147.37%	17.52%	21.08%
Real Estate Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Real Estate Fund
Average Annual Return, Percent	2.88%	3.02%	4.00%
Retailing Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Retailing Fund
Average Annual Return, Percent	10.18%	4.22%	9.18%
Technology Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Technology Fund
Average Annual Return, Percent	25.70%	12.27%	18.37%
Telecommunications Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Telecommunications Fund
Average Annual Return, Percent	31.13%	5.45%	6.64%
Transportation Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Transportation Fund
Average Annual Return, Percent	11.79%	2.32%	8.06%
Utilities Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Utilities Fund
Average Annual Return, Percent	17.07%	8.56%	8.60%
Dow 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow 2x Strategy Fund
Average Annual Return, Percent	19.49%	14.77%	18.17%
Inverse Dow 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Inverse Dow 2x Strategy Fund
Average Annual Return, Percent	(20.69%)	(18.02%)	(25.05%)
Mid-Cap 1.5x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Mid-Cap 1.5x Strategy Fund
Average Annual Return, Percent	5.04%	8.37%	11.16%
Inverse Mid-Cap Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Inverse Mid-Cap Strategy Fund
Average Annual Return, Percent	(5.11%)	(7.51%)	(10.94%)
NASDAQ-100(R) Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ-100® Fund
Average Annual Return, Percent	19.04%	13.32%	17.60%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ-100® 2x Strategy Fund
Average Annual Return, Percent	29.24%	18.83%	29.69%
Inverse NASDAQ-100(R) Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Inverse NASDAQ-100® Strategy Fund
Average Annual Return, Percent	(16.18%)	(13.53%)	(17.67%)
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® 1.5x Strategy Fund
Average Annual Return, Percent	12.47%	3.43%	9.25%
Russell 2000(R) 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® 2x Strategy Fund
Average Annual Return, Percent	12.07%	1.43%	9.07%
Inverse Russell 2000(R) Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Inverse Russell 2000® Strategy Fund
Average Annual Return, Percent	(9.58%)	(6.24%)	(11.19%)
Nova Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nova Fund
Average Annual Return, Percent	20.87%	16.53%	17.73%
S&P 500 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® 2x Strategy Fund
Average Annual Return, Percent	25.28%	19.77%	21.33%
Inverse S&P 500 Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Inverse S&P 500® Strategy Fund
Average Annual Return, Percent	(11.76%)	(10.49%)	(12.91%)
S&P 500 Pure Growth Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Pure Growth Fund
Average Annual Return, Percent	11.75%	6.62%	10.34%
S&P 500 Pure Value Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Pure Value Fund
Average Annual Return, Percent	16.02%	12.00%	8.64%
S&P MidCap 400 Pure Growth Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Pure Growth Fund
Average Annual Return, Percent	7.18%	4.39%	6.85%
S&P MidCap 400 Pure Value Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Pure Value Fund
Average Annual Return, Percent	6.12%	12.00%	10.60%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Pure Growth Fund
Average Annual Return, Percent	8.59%	2.89%	6.53%
S&P SmallCap 600 Pure Value Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Pure Value Fund
Average Annual Return, Percent	6.77%	12.03%	7.65%
Government Long Bond 1.2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Government Long Bond 1.2x Strategy Fund
Average Annual Return, Percent	1.67%	(13.64%)	(3.35%)
Inverse Government Long Bond Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Inverse Government Long Bond Strategy Fund
Average Annual Return, Percent	1.85%	12.87%	1.41%
High Yield Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			High Yield Strategy Fund
Average Annual Return, Percent	9.87%	3.52%	4.77%
Europe 1.25x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Europe 1.25x Strategy Fund
Average Annual Return, Percent	36.46%	10.40%	7.59%
Japan 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Japan 2x Strategy Fund
Average Annual Return, Percent	51.54%	0.16%	9.51%
Strengthening Dollar 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Strengthening Dollar 2x Strategy Fund
Average Annual Return, Percent	(14.29%)	6.16%	1.80%
Weakening Dollar 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Weakening Dollar 2x Strategy Fund
Average Annual Return, Percent	18.97%	(5.72%)	(2.86%)
Commodities Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Commodities Strategy Fund
Average Annual Return, Percent	4.89%	12.80%	4.76%
Global Managed Futures Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Managed Futures Strategy Fund
Average Annual Return, Percent	3.65%	3.94%	1.27%
Multi-Hedge Strategies Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Multi-Hedge Strategies Fund
Average Annual Return, Percent	1.25%	1.23%	1.62%
U.S. Government Money Market Fund | Variable Annuity
Average Annual Return [Line Items]
Average Annual Return, Percent	2.84%	2.22%	1.26%
S&P 500 Index, Banking Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Basic Materials
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Biotechnology Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Consumer Products Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Electronics Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Energy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Energy Services Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Financial Services Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Health Care Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Internet Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Leisure Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Precious Metals Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Real Estate Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Retailing Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Technology Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Telecommunications Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Transporation Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Utilities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Dow 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Inverse Dow 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Mid Cap 1.5x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Inverse Mid Cap Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, NASDAQ 100 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, NASDAQ 100 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Inverse NASDAQ 100 Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Russell 2000 1.5x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Russell 2000 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Inverse Russell 2000 Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Nova Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, S&P 500 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Inverse S&P 500 Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, S&P 500 Pure Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, S&P 500 Pure Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, S&P 400 Pure Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, S&P 400 Pure Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, S&P 600 Pure Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, S&P 600 Pure Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index, Government Long Bond 1.2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index, Inverse Government Long Bond Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index, High Yield Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
MSCI World ex US Index, Europe 1.25x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World ex US Index
Average Annual Return, Percent	28.59%	6.70%	5.75%
MSCI World ex US Index, Japan 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World ex US Index
Average Annual Return, Percent	28.59%	6.70%	5.75%
Bloomberg U.S. Aggregate Bond Index, Strengthening Dollar 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index, Weaking Dollar 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S&P 500 Index, Commodities Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Global Managed Futures Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index, Multi Hedge Strategies Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Financials Index, Banking Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Financials Index
Average Annual Return, Percent	15.02%	15.27%	13.18%
S&P 500 Materials Index, Basic Materials
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Materials Index
Average Annual Return, Percent	10.54%	6.79%	9.92%
S&P 500 Health Care Index, Biotechnology Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Health Care Index
Average Annual Return, Percent	14.60%	8.21%	9.91%
S&P 500 Consumer Staples Index, Consumer Products Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Consumer Staples Index
Average Annual Return, Percent	3.90%	7.18%	8.16%
S&P 500 Information Technology Index, Electronics Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Information Technology Index
Average Annual Return, Percent	24.04%	20.91%	24.30%
S&P 500 Energy Index, Energy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Energy Index
Average Annual Return, Percent	8.67%	23.78%	8.32%
S&P 500 Energy Index, Energy Services Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Energy Index
Average Annual Return, Percent	8.67%	23.78%	8.32%
S&P 500 Financials Index, Financial Services Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Financials Index
Average Annual Return, Percent	15.02%	15.27%	13.18%
S&P 500 Health Care Index, Health Care Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Health Care Index
Average Annual Return, Percent	14.60%	8.21%	9.91%
S&P 500 Information Technology Index, Internet Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Information Technology Index
Average Annual Return, Percent	24.04%	20.91%	24.30%
S&P 500 Consumer Discretionary Index, Leisure Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Consumer Discretionary Index
Average Annual Return, Percent	6.04%	9.02%	13.19%
S&P 500 Materials Index, Precious Metals Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Materials Index
Average Annual Return, Percent	10.54%	6.79%	9.92%
MSCI U.S. REIT Index, Real Estate Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI U.S. REIT Index
Average Annual Return, Percent	2.95%	6.58%	5.71%
S&P 500 Consumer Discretionary Index, Retailing Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Consumer Discretionary Index
Average Annual Return, Percent	6.04%	9.02%	13.19%
S&P 500 Information Technology Index, Technology Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Information Technology Index
Average Annual Return, Percent	24.04%	20.91%	24.30%
S&P 500 Telecommunication Services Index, Telecommunications Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Telecommunication Services Index
Average Annual Return, Percent	6.91%	4.09%	5.10%
S&P 500 Industrials Index, Transportation Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Industrials Index
Average Annual Return, Percent	19.42%	13.66%	13.02%
S&P 500 Utilities Index, Utilities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Utilities Index
Average Annual Return, Percent	16.04%	9.73%	10.61%
Dow Jones Industrial Average, Dow 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average
Average Annual Return, Percent	14.92%	11.58%	13.11%
Dow Jones Industrial Average, Inverse Dow 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average
Average Annual Return, Percent	14.92%	11.58%	13.11%
S&P MidCap 400 Index, Mid Cap 1.5 Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400 Index
Average Annual Return, Percent	7.50%	9.12%	10.72%
S&P MidCap 400 Index, Inverse Mid Cap Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400 Index
Average Annual Return, Percent	7.50%	9.12%	10.72%
NASDAQ-100 Index, NASDAQ 100 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ-100 Index
Average Annual Return, Percent	21.02%	15.30%	19.70%
NASDAQ-100 Index, NASDAQ 100 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ-100 Index
Average Annual Return, Percent	21.02%	15.30%	19.70%
NASDAQ-100 Index, Inverse NASDAQ 100 Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ-100 Index
Average Annual Return, Percent	21.02%	15.30%	19.70%
Russell 2000 Index, Russell 2000 1.5x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Average Annual Return, Percent	12.81%	6.09%	10.08%
Russell 2000 Index, Russell 2000 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Average Annual Return, Percent	12.81%	6.09%	10.08%
Russell 2000 Index, Inverse Russell 2000 Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Average Annual Return, Percent	12.81%	6.09%	10.08%
S&P 500 Pure Growth Index, S&P 500 Pure Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Pure Growth Index
Average Annual Return, Percent	13.86%	8.41%	12.24%
S&P 500 Pure Value Index, S&P 500 Pure Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Pure Value Index
Average Annual Return, Percent	17.66%	13.92%	10.53%
S&P MidCap 400 Pure Growth Index, S&P 400 Pure Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400 Pure Growth Index
Average Annual Return, Percent	9.10%	6.21%	8.68%
S&P MidCap 400 Pure Value Index, S&P 400 Pure Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400 Pure Value Index
Average Annual Return, Percent	7.94%	13.99%	12.58%
S&P SmallCap 600 Pure Growth Index, S&P 600 Pure Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600 Pure Growth Index
Average Annual Return, Percent	10.48%	4.70%	8.46%
S&P SmallCap 600 Pure Value Index, S&P 600 Pure Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600 Pure Value Index
Average Annual Return, Percent	8.76%	14.20%	9.65%
Bloomberg U.S. Treasury 30 Year Bellwether Index, Government Long Bond 1.2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury 30 Year Bellwether Index
Average Annual Return, Percent	3.73%	(9.17%)	(0.88%)
Bloomberg U.S. Treasury 30 Year Bellwether Index, Inverse Government Long Bond Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury 30 Year Bellwether Index
Average Annual Return, Percent	3.73%	(9.17%)	(0.88%)
Bloomberg U.S. Corporate High Yield Index, High Yield Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	8.62%	4.51%	6.53%
STOXX Europe 50 Index, Europe 1.25x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			STOXX Europe 50 Index
Average Annual Return, Percent	33.10%	11.66%	8.69%
Nikkei-225 Stock Average Index, Japan 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nikkei-225 Stock Average Index
Average Annual Return, Percent	26.84%	3.91%	7.39%
U.S. Dollar Index, Strengthening Dollar 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			U.S. Dollar Index
Average Annual Return, Percent	(9.37%)	1.80%	(0.03%)
U.S. Dollar Index, Weaking Dollar 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			U.S. Dollar Index
Average Annual Return, Percent	(9.37%)	1.80%	(0.03%)
S&P Goldman Sachs Commodity Index, Commodities Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Goldman Sachs Commodity Index
Average Annual Return, Percent	7.12%	14.65%	6.08%
ICE BofA 3-Month U.S. Treasury Bill Index, Global Managed Futures Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.21%	3.19%	2.19%
HFRX Global Hedge Fund Index, Multi Hedge Strategies Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			HFRX Global Hedge Fund Index
Average Annual Return, Percent	7.13%	2.87%	3.08%